COMMITMENTS AND CONTINGENCIES - Underwriting Agreement (Details)					6 Months Ended	8 Months Ended	12 Months Ended
	Jan. 14, 2022 $ / shares shares	Nov. 22, 2021 USD ($) shares	Jun. 16, 2021 USD ($) shares	Jun. 09, 2021 USD ($) shares	Jun. 30, 2023 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares
Commitments and Contingencies
Underwriters option period					45 days
Number of units issued	11,500,000
Unit price | $ / shares	$ 10.10
Stockholders' Equity Note, Stock Split, Conversion Ratio		2.00
Aggregate purchase price | $						$ 25,000
Founder Shares | Sponsor
Commitments and Contingencies
Number of shares issued		55,000		4,312,500	500,000
Aggregate purchase price | $		$ 478		$ 25,000
Aggregate Number Of Shares Owned		2,125,000
Founder Shares | Alliance Global Partners
Commitments and Contingencies
Number of shares transferred			1,207,500
Value of shares transferred | $			$ 7,000
Aggregate Number Of Shares Owned		750,000
Over-allotment Units
Commitments and Contingencies
Underwriters option period							45 days
Number of units issued	1,500,000				1,500,000		1,500,000
Unit price | $ / shares	$ 10.00
Underwriting fee | $							$ 500,000